Stockholders' Equity (Deficit)- Restrict Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance (in shares)		1,398,893
Restricted stock units granted (in shares)	7,538,000	6,507,250
Restricted stock units vested (in shares)	(1,507,000)	(295,468)
Restricted stock units canceled and forfeited (in shares)	(1,508,000)	(925,557)
Ending Balance (in shares)	11,208,000	6,685,118
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Balance (in dollars per share)	$ 4.92	$ 7.63	$ 11,060
Restricted stock units granted (in dollars per share)	3.62	7.24
Restricted stock units vested (in dollars per share)	8.20	10,700
Restricted stock units canceled and forfeited (in dollars per share)	$ 7.19	$ 9.06